Long-Term Debt (Details Narrative) - USD ($)	1 Months Ended					9 Months Ended		12 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Apr. 22, 2020	Jun. 30, 2019	Feb. 28, 2017	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 24, 2021	Dec. 31, 2016
Non-refundable amendment fee				$ 100,000					$ 100,000
Exercise price per share						$ 7.00
Proceeds of loan						$ 0	$ 133,592	$ 133,592
SVB [Member]
Proceeds of loan			$ 133,592
Series 1a Preferred Units
Warrant units to purchase stocks											1,250,000
Exercise price per share						$ 20.50				$ 20.50
Loan and Security Agreement with Silicon Valley Bank
Non-refundable amendment fee				100,000
Proceeds from borrowing					$ 2,500,000
Bearing interest prime rate (percentage)					1.50%			3.25%
Estimated fair value of warrant units					$ 104,630
Provision for final payment					$ 225,000
Costs associated with amendment recorded as discount to outstanding debt amortized to interest expense				$ 12,280
Final principal payments	$ 231,482	$ 231,482
Final payment fee	$ 225,000
Long-term debt outstanding						$ 0
Loan and Security Agreement with Silicon Valley Bank | Series 1a Preferred Units
Warrant units to purchase stocks					187,978
Exercise price per share					$ 1.00